Stock Option Plan - Information by Exercise Price (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)	4,138,635	4,364,377	4,308,890	3,478,346
Weighted Average Remaining Contractual Term (in Years)	7 years 3 months 3 days	7 years 4 months 9 days	7 years 9 months 21 days	7 years 8 months 15 days
Weighted Average Exercise Price (in USD per share)	$ 4.00	$ 3.79	$ 3.09	$ 1.46
Number Exercisable (in shares)	2,451,044	2,459,116
Weighted Average Exercise Price, vested and exercisable (in USD per share)	$ 2.70	$ 2.35
$0.68
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		101,848
Weighted Average Remaining Contractual Term (in Years)		1 year 7 months 2 days
Weighted Average Exercise Price (in USD per share)		$ 0.68
Number Exercisable (in shares)		101,848
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 0.68
$1.35
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		107,938
Weighted Average Remaining Contractual Term (in Years)		2 years 9 months
Weighted Average Exercise Price (in USD per share)		$ 1.35
Number Exercisable (in shares)		107,938
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 1.35
$1.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		304,396
Weighted Average Remaining Contractual Term (in Years)		3 years 11 months 15 days
Weighted Average Exercise Price (in USD per share)		$ 1.38
Number Exercisable (in shares)		304,396
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 1.38
$1.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		385,070
Weighted Average Remaining Contractual Term (in Years)		6 years 2 months 15 days
Weighted Average Exercise Price (in USD per share)		$ 1.46
Number Exercisable (in shares)		360,470
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 1.46
$1.57
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		97,311
Weighted Average Remaining Contractual Term (in Years)		8 years 25 days
Weighted Average Exercise Price (in USD per share)		$ 1.57
Number Exercisable (in shares)		42,013
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 1.57
$1.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		1,463,632
Weighted Average Remaining Contractual Term (in Years)		6 years 9 months 25 days
Weighted Average Exercise Price (in USD per share)		$ 1.60
Number Exercisable (in shares)		1,128,569
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 1.60
$3.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		462,764
Weighted Average Remaining Contractual Term (in Years)		8 years 11 months 12 days
Weighted Average Exercise Price (in USD per share)		$ 3.16
Number Exercisable (in shares)		162,549
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 3.16
$4.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		332,385
Weighted Average Remaining Contractual Term (in Years)		8 years 11 months 1 day
Weighted Average Exercise Price (in USD per share)		$ 4.73
Number Exercisable (in shares)		86,506
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 4.73
$6.11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		552,462
Weighted Average Remaining Contractual Term (in Years)		9 years 3 months 25 days
Weighted Average Exercise Price (in USD per share)		$ 6.11
Number Exercisable (in shares)		29,848
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 6.11
$8.27
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		78,941
Weighted Average Remaining Contractual Term (in Years)		9 years 11 months 4 days
Weighted Average Exercise Price (in USD per share)		$ 8.27
Number Exercisable (in shares)		1,527
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 8.27
$12.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding (in shares)		477,630
Weighted Average Remaining Contractual Term (in Years)		8 years 11 months 1 day
Weighted Average Exercise Price (in USD per share)		$ 12.15
Number Exercisable (in shares)		133,452
Weighted Average Exercise Price, vested and exercisable (in USD per share)		$ 12.15